Annual Total Returns - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI International Momentum Index Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	May 12, 2020
Fidelity SAI International Momentum Index Fund
Bar Chart Table:
Annual Return 2021	12.88%